Contributed surplus - Options narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contributed surplus:
Period over which options vest	3 years
Shares reserved for issuance, as percent of outstanding shares	10.00%
Expiry date	10 years
Stock options
Contributed surplus:
Shares reserved for issuance, as percent of outstanding shares	5.00%
Maximum | Stock options
Contributed surplus:
Shares reserved for issuance for options	2,943,655	1,780,188	1,350,248